Accumulated other comprehensive income (loss), net of tax	12 Months Ended
Mar. 31, 2020
Accumulated other comprehensive income (loss), net of tax
16. Accumulated other comprehensive income (loss), net of tax
Changes in each component of AOCI for the fiscal years ended March 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
	(in millions of yen)
AOCI, balance at beginning of fiscal year, previously reported	1,521,163	1,741,894	164,021
Cumulative effect of change in accounting principles (1)	—	(1,535,142)	(1,052)
AOCI, balance at beginning of fiscal year, adjusted	1,521,163	206,752	162,969

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year, previously reported	1,461,302	1,556,585	22,019
Cumulative effect of change in accounting principles (1)	—	(1,525,064)	—
Balance at beginning of fiscal year, adjusted	1,461,302	31,521	22,019
Unrealized holding gains (losses) during year	282,141	(11,358)	(22,566)
Less: reclassification adjustments for losses (gains) included in net income	(186,858)	1,856	(19,045)

Change during year	95,283	(9,502)	(41,611)

Balance at end of fiscal year	1,556,585	22,019	(19,592)

Foreign currency translation adjustments:
Balance at beginning of fiscal year, previously reported	(5,535)	(35,076)	(58,558)
Cumulative effect of change in accounting principles (1)	—	—	(1,052)
Balance at beginning of fiscal year, adjusted	(5,535)	(35,076)	(59,610)
Foreign currency translation adjustments during year	(26,936)	(22,737)	(49,888)
Less: reclassification adjustments for losses (gains) included in net income	(2,605)	(745)	(374)

Change during year	(29,541)	(23,482)	(50,262)

Balance at end of fiscal year	(35,076)	(58,558)	(109,872)

Pension liability adjustments:
Balance at beginning of fiscal year	65,396	220,385	196,446
Unrealized gains (losses) during year	157,737	(17,243)	(122,219)
Less: reclassification adjustments for losses (gains) included in net income	(2,748)	(6,696)	(4,772)

Change during year	154,989	(23,939)	(126,991)

Balance at end of fiscal year	220,385	196,446	69,455

Own credit risk adjustments (2) :
Balance at beginning of fiscal year, previously reported	—	—	4,114
Cumulative effect of change in accounting principles (1)	—	(10,078)	—
Balance at beginning of fiscal year, adjusted	—	(10,078)	4,114
Unrealized gains (losses) during year	—	14,293	45,560
Less: reclassification adjustments for losses (gains) included in net income	—	(101)	841

Change during year	—	14,192	46,401

Balance at end of fiscal year	—	4,114	50,515
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	220,731	(42,731)	(172,463)

AOCI, balance at end of fiscal year	1,741,894	164,021	(9,494)

Notes:
(1)	See Note 2 “Issued accounting pronouncements” for further details of the cumulative-effect adjustment for AOCI.

(2)	The MHFG Group adopted ASU
No.2016-01
on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Issued accounting pronouncements” for further details.

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2020:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	27,449	(8,410)	19,039	6	19,045	Investment gains (losses)—net
Foreign currency translation adjustments	374	—	374	—	374	Investment gains (losses)—net
Pension liability adjustments	6,618	(1,765)	4,853	(81)	4,772	Salaries and employee benefits
Own credit risk adjustments	(1,265)	387	(878)	37	(841)	Other noninterest income (expenses)

Total	33,176	(9,788)	23,388	(38)	23,350

Notes:
(1)	The financial statement line item in which the amounts in the Before tax column are reported in the Consolidated statements of income is listed to the right of the table.

(2)	The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.